Dividend (Tables)	12 Months Ended
Dec. 31, 2022
Dividend [abstract]
Summary of Dividends Payable to Equity Shareholders of the Company Attributable to the Year
(a)	Dividends payable to equity shareholders of the Company attributable to the year:

	2021 RMB’000	2022 RMB’000
No final dividend proposed after the end of the reporting period (2021: RMB 0.10 per ordinary share)	1,082,381	—

Summary of Dividends Payable to Equity Shareholders of the Company Attributable to the Previous Financial Year
(b)	Dividends payable to equity shareholders of the Company attributable to the previous financial year, approved and paid during the year

	2021 RMB’000	2022 RMB’000
Final dividend in respect of the previous financial year, approved and paid during the year, of RMB 0.10 per share (2021: RMB 0.10)	1,082,381	1,082,381